Note 4 - Acquisitions (Details) - Supplemental Pro Forma Information (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Supplemental Pro Forma Information [Abstract]
Revenue	$ 235
Net loss attributed to common shareholders	$ (17,088)
Loss per common share – basic and diluted (in Dollars per share)	$ (0.44)